Income Taxes - Summary of Loss Before Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
U.S. loss before taxes	$ (223,519)	$ (159,089)
Foreign loss before taxes	(2,514)	(1,174)
Loss before income taxes and noncontrolling interest	$ (226,033)	$ (160,263)